General and Administrative Expenses - Summary of General And Administrative Expenses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
General and Administrative Expense [Abstract]
Salaries and employment benefits	¥ 59,484		¥ 87,321	¥ 51,457
Rental and utilities expenses	25,056		33,486	2,332
Professional service expenses	18,858		31,868	20,075
Depreciation and amortizations	11,448		2,195	1,875
Share-based compensation expenses	9,151		(665)	40,820
Directors and Officers liability insurance premium	7,891		7,798	6,127
Office expenses	6,177		8,532	3,811
VAT Surcharge	3,529		6,954	3,845
Bank charges	3,048		7,955	7,849
Bad debt expense	2,415	$ 350	1,445	1,218
Travelling expenses	786		1,675	1,648
Other	6,872		9,055	9,150
Total	¥ 154,715	$ 22,432	¥ 197,619	¥ 150,207